Operating Revenues (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Revenue recognition
Fare revenues	$ 1,248,726	$ 25,703,144	$ 12,873,174	$ 23,129,991
Other passenger revenues	854,773	17,594,223	8,613,398	10,569,208
Passenger revenues	2,103,499	43,297,367	21,486,572	33,699,199
Other non-passenger revenue	75,696	1,558,092	882,360	897,586
Cargo	11,718	241,202	201,881	228,836
Total		45,096,661		34,825,621
Non-derivatives financial instruments	(21,110)	(434,522)	(411,222)	(72,949)
Operating revenues	$ 2,169,803	44,662,139	22,159,591	34,752,672
Transactions from unearned transportation revenues
January 1,		5,850,917	3,679,926
Deferred		43,703,458	23,657,563
Recognized in revenue during the year		(43,297,367)	(21,486,572)
December 31,		6,257,008	5,850,917	3,679,926
Total Revenues
Revenue recognition
Fare revenues			8,613,398
Other passenger revenues			21,486,572
Passenger revenues			12,873,174
Other non-passenger revenue			882,360
Cargo			201,881
Total			22,570,813
Non-derivatives financial instruments			(411,222)
Operating revenues			22,159,591
Domestic (Mexico)
Revenue recognition
Operating revenues		33,754,354	16,572,198	24,594,797
Domestic (Mexico) | At the flight time
Revenue recognition
Fare revenues		17,466,759	6,920,141	15,833,878
Other passenger revenues		14,376,043	15,375,788	7,531,725
Passenger revenues		31,842,802	8,455,647	23,365,603
Other non-passenger revenue		1,546,600	875,610	888,353
Cargo		231,653	196,349	221,375
Total		33,621,055	16,447,747	24,475,331
Domestic (Mexico) | At the sale
Revenue recognition
Fare revenues			124,450
Other passenger revenues		135,992	124,450	119,466
Passenger revenues		135,992		119,466
Total		135,992	124,450	119,466
International | At the flight time
Revenue recognition
Fare revenues		8,236,385	1,536,206	7,296,113
Other passenger revenues		3,049,608	5,953,733	2,865,555
Passenger revenues		11,285,993	4,417,527	10,161,668
Other non-passenger revenue		11,492	6,750	9,233
Cargo		9,549	5,532	7,461
Total		11,307,034	5,966,015	10,178,362
International | At the sale
Revenue recognition
Fare revenues			32,601
Other passenger revenues		32,580	32,601	52,462
Passenger revenues		32,580		52,462
Total		$ 32,580	$ 32,601	$ 52,462